Fair Value Measurements - Schedule of Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forward Purchase Units
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities, Fair value	$ 4,020,000
Forward Purchase Units | Level 3
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Liabilities, Fair value	4,020,000
U.S. Treasury Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments held in trust account, Fair value		$ 25,517,987	$ 233,452,747
Investments held in trust account, Fair value	26,071,412	25,517,987
U.S. Treasury Securities | Level 1
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Investments held in trust account, Fair value		25,517,987	$ 233,452,747
Investments held in trust account, Fair value	$ 26,071,412	$ 25,517,987